Concentrations (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Insurance Coverage		250,000
Cash, Uninsured Amount	790,000
Insurance Coverage Exceed Limits		1,500,000
Outside United States Customer [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%	32.00%
CTSAS [Member]
Concentration Risk [Line Items]
Assets, Net	3,362,000	5,245,000
United Kingdom [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	5.00%
One Customers [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.00%	23.00%
Three Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	49.00%	47.00%
Other Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%